Dreyfus New York Municipal Money Market Fund

Premier (Ticker Symbol:GNBXX)

Summary Prospectus
March 29, 2024

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund, including the statement of additional information and most recent reports to shareholders, online at http://im.bnymellon.com/literaturecenter. You can also get this information at no cost by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com. The fund's prospectus and statement of additional information, dated March 29, 2024 (each as revised or supplemented), are incorporated by reference into this summary prospectus.

Dreyfus New York Municipal Money Market Fund
Investment Objective

The fund seeks to maximize current income exempt from federal, New York state and New York city income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Premier Shares
Management fees	.20
Other expenses:
Miscellaneous other expenses	.23
Total other expenses	.23
Total annual fund operating expenses	.43
Fee waiver and/or expense reimbursement*	(.08)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	.35

* The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until March 29, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund's Premier shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed .35%. To the extent that it is necessary for BNY Mellon Investment Adviser, Inc. to waive receipt of its management fee or reimburse the fund's common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after March 29, 2025, BNY Mellon Investment Adviser, Inc. may terminate the expense limitation agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premier Shares	$36	$130	$233	$534

6355SP0324

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes.

Although the fund seeks to provide income exempt from federal, New York state and New York city income taxes, income from some of the fund's holdings may be subject to the federal alternative minimum tax. In addition, a portion of the fund's assets may be invested in short-term, high quality municipal obligations that do not pay income that is exempt from New York state or New York city income taxes.

The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund seeks to invest in securities that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation (Dreyfus), the fund's sub-adviser, of the issuer's or guarantor's credit quality and capacity to meet its financial obligations, among other factors. As part of this assessment, to the extent relevant information is available, Dreyfus also evaluates, with respect to guarantors, whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the entity's financial condition (including cash flows, revenues, and short-term debt coverage) and competitive positioning or reputation within the relevant sector. The relevance and significance of these ESG factors to an entity's financial condition, competitive positioning or reputation vary and are dependent on the specific sector in which a guarantor operates. With respect to guarantors of securities, relevant ESG considerations may include carbon financing and exposure, privacy and data security, responsible investments, corporate governance, business ethics, and financial system stability.

In evaluating ESG factors, Dreyfus considers ESG research developed by one or more of its affiliates or third parties, including ESG assessments and commentary provided by credit rating agencies, and other material ESG information as available. Identified ESG factors are incorporated within Dreyfus's credit risk analysis to determine whether such ESG factors have a positive, negative or neutral impact on Dreyfus's assessment of creditworthiness. Based on this determination, the fund may adjust the applicable credit or maturity limits for the relevant guarantor. Dreyfus, however, may determine, across all investments within the fund, that other attributes of creditworthiness, such as sources of liquidity and market positioning, outweigh ESG considerations when making an investment decision, and may not consider available ESG data in connection with every investment decision it makes on behalf of the fund. As a result, the fund may invest in securities guaranteed by guarantors that may be negatively impacted by ESG factors.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. Neither BNY Mellon Investment Adviser, Inc. nor its affiliates have a legal obligation to provide financial support to the fund, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• Credit risk. Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. Although the fund invests only in high quality debt securities, the credit quality of the securities held by the fund can change rapidly in certain market environments, and the default or a significant price decline of a single holding could impair the fund's ability to maintain a stable net asset value.

• Municipal securities risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity

Dreyfus New York Municipal Money Market Fund Summary	2

enhancement provided by, a private issuer. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or the fund's ability to maintain a stable net asset value.

• Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

• State-specific risk. The fund is subject to the risk that New York's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in the municipal obligations of a single state makes the fund more sensitive to risks specific to that state and may entail more risk than investing in the municipal obligations of multiple states as a result of potentially less diversification. The effects of this risk may be particularly heightened during economic and social disruptions associated with combating the outbreak of COVID-19 in New York state and New York city.

• Market risk. The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  Events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

• ESG evaluation risk. As part of Dreyfus's assessment of a guarantor's credit quality and capacity to meet its financial obligations, the consideration of ESG factors may contribute to the fund making different investments than funds that invest in money market securities but do not incorporate ESG considerations when selecting investments. Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate ESG considerations. For example, the incorporation of ESG considerations may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities when it might otherwise be disadvantageous for the fund to do so. The incorporation of ESG considerations may also affect the fund's exposure to certain sectors and/or types of investments, which may adversely impact the fund's performance depending on whether such sectors or investments are in or out of favor in the market. Dreyfus's security selection process incorporates ESG data provided by affiliated and unaffiliated data providers, which may be limited for certain guarantors and/or only take into account one or a few ESG related components. In addition, ESG data may include quantitative and/or qualitative measures, and consideration of this data may be subjective. Different methodologies may be used by the various data sources that provide ESG data for guarantors, including the guarantors themselves. ESG data from data providers used by Dreyfus often lack standardization, consistency and transparency, and, for certain guarantors, such data, including ESG ratings and scores, may not be available, complete or accurate. Dreyfus's evaluation of ESG factors relevant to the financial condition or risk profile of a particular guarantor of securities, or otherwise, may be adversely affected in such instances. As a result, the fund's investments may differ from, and potentially underperform, funds that incorporate ESG data from other sources or utilize other methodologies.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Premier shares from year to year. The table shows the average annual total returns of the fund's Premier shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%) Premier Shares
During the periods shown in the chart: Best Quarter Q4, 2023: 0.84% Worst Quarter Q4, 2021: 0.00%

Dreyfus New York Municipal Money Market Fund Summary	3

Average Annual Total Returns as of 12/31/23
	1 Year	Since Inception (11/23/20)
Premier Shares	3.08%	1.29%
For the fund's current yield, call toll-free 1-800-373-9387 (inside the U.S. only).
Portfolio Management

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser). BNYM Investment Adviser has engaged its affiliate, Dreyfus, a division of Mellon Investments Corporation, to serve as the fund's sub-adviser.

Purchase and Sale of Fund Shares

Investments in the fund are limited to accounts beneficially owned by natural persons. The fund's Premier shares are available to investors who purchase fund shares directly from the fund for accounts maintained with the fund or through a third party, such as a bank, broker-dealer or financial adviser.

In general, the minimum initial investment for the fund's Premier shares is $10,000 and the minimum subsequent investment is $1.00. You may sell (redeem) your shares on any business day by calling 1-800-373-9387 (inside the U.S. only) or by visiting www.dreyfus.com. If you invested directly through the fund, you may mail your request to sell shares to BNY Mellon Shareholder Services, P.O. Box 534434, Pittsburgh, Pennsylvania 15253-4434. If you invested in the fund through a third party, such as a bank, broker-dealer or financial adviser, you may mail your request to sell shares to BNY Mellon Institutional Department, P.O. Box 534442, Pittsburgh, Pennsylvania 15253-4442.

Tax Information

The fund anticipates that dividends paid by the fund generally will be exempt from federal, New York state and New York city personal income taxes. However, the fund may realize and distribute taxable income and capital gains from time to time as a result of the fund's normal investment activities, and income from some of the fund's holdings may be subject to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

This prospectus does not constitute an offer or solicitation in any state or jurisdiction in which, or to any person to whom, such offering or solicitation may not lawfully be made.

Dreyfus New York Municipal Money Market Fund Summary	4

Dreyfus New York Municipal Money Market Fund

Service Shares (Ticker Symbol:GNYXX)

Summary Prospectus
March 29, 2024

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund, including the statement of additional information and most recent reports to shareholders, online at http://im.bnymellon.com/literaturecenter. You can also get this information at no cost by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com. The fund's prospectus and statement of additional information, dated March 29, 2024 (each as revised supplemented), are incorporated by reference into this summary prospectus.

Dreyfus New York Municipal Money Market Fund
Investment Objective

The fund seeks to maximize current income exempt from federal, New York state and New York city income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Shares
Management fees	.20
Other expenses:
Administration fees	.55
Shareholder services fees	.25
Miscellaneous other expenses	.21
Total other expenses	1.01
Total annual fund operating expenses	1.21
Fee waiver and/or expense reimbursement*	(.27)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	.94

* The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until at least March 29, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund's Service shares so that the direct expenses of the fund's Service shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed 1.00%. To the extent that it is necessary for BNY Mellon Investment Adviser, Inc. to waive receipt of its management fee or reimburse the fund's common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. BNY Mellon Investment Adviser, Inc., has also contractually agreed, until March 29, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund's Premier shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed .35%. The fund's Premier shares are offered in a different prospectus, but, to the extent that it is necessary for BNY Mellon Investment Adviser, Inc. to waive receipt of its management fee or reimburse the fund's common expenses as a result of such expense limitation agreement, the amount of the waiver or reimbursement will be applied equally to each share class of the fund, including Service shares (which amounted to .06% for the past fiscal year). On or after March 29, 2025, BNY Mellon Investment Adviser, Inc. may terminate each such expense limitation agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

0700SP0324

	1 Year	3 Years	5 Years	10 Years
Service Shares	$96	$357	$639	$1,442
Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes.

Although the fund seeks to provide income exempt from federal, New York state and New York city income taxes, income from some of the fund's holdings may be subject to the federal alternative minimum tax. In addition, a portion of the fund's assets may be invested in short-term, high quality municipal obligations that do not pay income that is exempt from New York state or New York city income taxes.

The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund seeks to invest in securities that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation (Dreyfus), the fund's sub-adviser, of the issuer's or guarantor's credit quality and capacity to meet its financial obligations, among other factors. As part of this assessment, to the extent relevant information is available, Dreyfus also evaluates, with respect to guarantors, whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the entity's financial condition (including cash flows, revenues, and short-term debt coverage) and competitive positioning or reputation within the relevant sector. The relevance and significance of these ESG factors to an entity's financial condition, competitive positioning or reputation vary and are dependent on the specific sector in which a guarantor operates. With respect to guarantors of securities, relevant ESG considerations may include carbon financing and exposure, privacy and data security, responsible investments, corporate governance, business ethics, and financial system stability.

In evaluating ESG factors, Dreyfus considers ESG research developed by one or more of its affiliates or third parties, including ESG assessments and commentary provided by credit rating agencies, and other material ESG information as available. Identified ESG factors are incorporated within Dreyfus's credit risk analysis to determine whether such ESG factors have a positive, negative or neutral impact on Dreyfus's assessment of creditworthiness. Based on this determination, the fund may adjust the applicable credit or maturity limits for the relevant guarantor. Dreyfus, however, may determine, across all investments within the fund, that other attributes of creditworthiness, such as sources of liquidity and market positioning, outweigh ESG considerations when making an investment decision, and may not consider available ESG data in connection with every investment decision it makes on behalf of the fund. As a result, the fund may invest in securities guaranteed by guarantors that may be negatively impacted by ESG factors.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. Neither BNY Mellon Investment Adviser, Inc. nor its affiliates have a legal obligation to provide financial support to the fund, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• Credit risk. Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. Although the fund invests only in high quality debt securities, the credit quality of the securities held by the fund can change rapidly in certain market environments,

Dreyfus New York Municipal Money Market Fund Summary	2

and the default or a significant price decline of a single holding could impair the fund's ability to maintain a stable net asset value.

• Municipal securities risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or the fund's ability to maintain a stable net asset value.

• Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

• State-specific risk. The fund is subject to the risk that New York's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in the municipal obligations of a single state makes the fund more sensitive to risks specific to that state and may entail more risk than investing in the municipal obligations of multiple states as a result of potentially less diversification. The effects of this risk may be particularly heightened during economic and social disruptions associated with combating the outbreak of COVID-19 in New York state and New York city.

• Market risk. The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  Events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

• ESG evaluation risk. As part of Dreyfus's assessment of a guarantor's credit quality and capacity to meet its financial obligations, the consideration of ESG factors may contribute to the fund making different investments than funds that invest in money market securities but do not incorporate ESG considerations when selecting investments. Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate ESG considerations. For example, the incorporation of ESG considerations may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities when it might otherwise be disadvantageous for the fund to do so. The incorporation of ESG considerations may also affect the fund's exposure to certain sectors and/or types of investments, which may adversely impact the fund's performance depending on whether such sectors or investments are in or out of favor in the market. Dreyfus's security selection process incorporates ESG data provided by affiliated and unaffiliated data providers, which may be limited for certain guarantors and/or only take into account one or a few ESG related components. In addition, ESG data may include quantitative and/or qualitative measures, and consideration of this data may be subjective. Different methodologies may be used by the various data sources that provide ESG data for guarantors, including the guarantors themselves. ESG data from data providers used by Dreyfus often lack standardization, consistency and transparency, and, for certain guarantors, such data, including ESG ratings and scores, may not be available, complete or accurate. Dreyfus's evaluation of ESG factors relevant to the financial condition or risk profile of a particular guarantor of securities, or otherwise, may be adversely affected in such instances. As a result, the fund's investments may differ from, and potentially underperform, funds that incorporate ESG data from other sources or utilize other methodologies.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Service shares from year to year. The table shows the average annual total returns of the fund's Service shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%) Service Shares
During the periods shown in the chart: Best Quarter Q4, 2023: 0.68% Worst Quarter Q2, 2022: 0.00%

Dreyfus New York Municipal Money Market Fund Summary	3

Average Annual Total Returns as of 12/31/23
	1 Year	5 Years	10 Years
Service Shares	2.42%	0.69%	0.38%
For the fund's current yield, call toll-free 1-800-373-9387(inside the U.S. only).
Portfolio Management

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser). BNYM Investment Adviser has engaged its affiliate, Dreyfus, a division of Mellon Investments Corporation, to serve as the fund's sub-adviser.

Purchase and Sale of Fund Shares

Investments in the fund are limited to accounts beneficially owned by natural persons. The fund's Service shares are available to investors who purchase fund shares through a third party, such as a bank, broker-dealer or financial adviser.

In general, the minimum initial investment for the fund's Service shares is $1,000 and the minimum subsequent investment is $1.00. You may sell (redeem) your shares on any business day by calling 1-800-373-9387 (inside the U.S. only) or by visiting www.dreyfus.com. If you invested in the fund through a third party, such as a bank, broker-dealer or financial adviser, you may mail your request to sell shares to BNY Mellon Institutional Department, P.O. Box 534442, Pittsburgh, Pennsylvania 15253-4442.

Tax Information

The fund anticipates that dividends paid by the fund generally will be exempt from federal, New York state and New York city personal income taxes. However, the fund may realize and distribute taxable income and capital gains from time to time as a result of the fund's normal investment activities, and income from some of the fund's holdings may be subject to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

This prospectus does not constitute an offer or solicitation in any state or jurisdiction in which, or to any person to whom, such offering or solicitation may not lawfully be made.

Dreyfus New York Municipal Money Market Fund Summary	4

Dreyfus New York Municipal Money Market Fund

Wealth Shares (Ticker Symbol:GNMXX)

Summary Prospectus
March 29, 2024

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund, including the statement of additional information and most recent reports to shareholders, online at http://im.bnymellon.com/literaturecenter. You can also get this information at no cost by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com. The fund's prospectus and statement of additional information, dated March 29, 2024 (each as revised or supplemented), are incorporated by reference into this summary prospectus.

Dreyfus New York Municipal Money Market Fund
Investment Objective

The fund seeks to maximize current income exempt from federal, New York state and New York city income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Wealth Shares
Management fees	.20
Other expenses:
Shareholder services fees	.25
Miscellaneous other expenses	.22
Total other expenses	.47
Total annual fund operating expenses	.67
Fee waiver and/or expense reimbursement*	(.06)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	.61

* The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until March 29, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund's Premier shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed .35%.  The fund's Premier shares are offered in a different prospectus, but, to the extent that it is necessary for BNY Mellon Investment Adviser, Inc. to waive receipt of its management fee or reimburse the fund's common expenses as a result of such expense limitation agreement, the amount of the waiver or reimbursement will be applied equally to each share class of the fund, including Wealth shares (which amounted to .06% for the past fiscal year). On or after March 29, 2025, BNY Mellon Investment Adviser, Inc. may terminate the expense limitation agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Wealth Shares	$62	$208	$367	$829

0574SP0324

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes.

Although the fund seeks to provide income exempt from federal, New York state and New York city income taxes, income from some of the fund's holdings may be subject to the federal alternative minimum tax. In addition, a portion of the fund's assets may be invested in short-term, high quality municipal obligations that do not pay income that is exempt from New York state or New York city income taxes.

The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund seeks to invest in securities that present minimal credit risk, based on an assessment by Dreyfus, a division of Mellon Investments Corporation (Dreyfus), the fund's sub-adviser, of the issuer's or guarantor's credit quality and capacity to meet its financial obligations, among other factors. As part of this assessment, to the extent relevant information is available, Dreyfus also evaluates, with respect to guarantors, whether environmental, social and governance (ESG) factors could have a positive, negative or neutral impact on the entity's financial condition (including cash flows, revenues, and short-term debt coverage) and competitive positioning or reputation within the relevant sector. The relevance and significance of these ESG factors to an entity's financial condition, competitive positioning or reputation vary and are dependent on the specific sector in which a guarantor operates. With respect to guarantors of securities, relevant ESG considerations may include carbon financing and exposure, privacy and data security, responsible investments, corporate governance, business ethics, and financial system stability.

In evaluating ESG factors, Dreyfus considers ESG research developed by one or more of its affiliates or third parties, including ESG assessments and commentary provided by credit rating agencies, and other material ESG information as available. Identified ESG factors are incorporated within Dreyfus's credit risk analysis to determine whether such ESG factors have a positive, negative or neutral impact on Dreyfus's assessment of creditworthiness. Based on this determination, the fund may adjust the applicable credit or maturity limits for the relevant guarantor. Dreyfus, however, may determine, across all investments within the fund, that other attributes of creditworthiness, such as sources of liquidity and market positioning, outweigh ESG considerations when making an investment decision, and may not consider available ESG data in connection with every investment decision it makes on behalf of the fund. As a result, the fund may invest in securities guaranteed by guarantors that may be negatively impacted by ESG factors.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. Neither BNY Mellon Investment Adviser, Inc. nor its affiliates have a legal obligation to provide financial support to the fund, and you should not expect that BNY Mellon Investment Adviser, Inc. or its affiliates will provide financial support to the fund at any time. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value.

• Credit risk. Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. Although the fund invests only in high quality debt securities, the credit quality of the securities held by the fund can change rapidly in certain market environments, and the default or a significant price decline of a single holding could impair the fund's ability to maintain a stable net asset value.

• Municipal securities risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity

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enhancement provided by, a private issuer. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or the fund's ability to maintain a stable net asset value.

• Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

• State-specific risk. The fund is subject to the risk that New York's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in the municipal obligations of a single state makes the fund more sensitive to risks specific to that state and may entail more risk than investing in the municipal obligations of multiple states as a result of potentially less diversification. The effects of this risk may be particularly heightened during economic and social disruptions associated with combating the outbreak of COVID-19 in New York state and New York city.

• Market risk. The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments.  Events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

• ESG evaluation risk. As part of Dreyfus's assessment of a guarantor's credit quality and capacity to meet its financial obligations, the consideration of ESG factors may contribute to the fund making different investments than funds that invest in money market securities but do not incorporate ESG considerations when selecting investments. Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate ESG considerations. For example, the incorporation of ESG considerations may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities when it might otherwise be disadvantageous for the fund to do so. The incorporation of ESG considerations may also affect the fund's exposure to certain sectors and/or types of investments, which may adversely impact the fund's performance depending on whether such sectors or investments are in or out of favor in the market. Dreyfus's security selection process incorporates ESG data provided by affiliated and unaffiliated data providers, which may be limited for certain guarantors and/or only take into account one or a few ESG related components. In addition, ESG data may include quantitative and/or qualitative measures, and consideration of this data may be subjective. Different methodologies may be used by the various data sources that provide ESG data for guarantors, including the guarantors themselves. ESG data from data providers used by Dreyfus often lack standardization, consistency and transparency, and, for certain guarantors, such data, including ESG ratings and scores, may not be available, complete or accurate. Dreyfus's evaluation of ESG factors relevant to the financial condition or risk profile of a particular guarantor of securities, or otherwise, may be adversely affected in such instances. As a result, the fund's investments may differ from, and potentially underperform, funds that incorporate ESG data from other sources or utilize other methodologies.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Wealth shares from year to year. The table shows the average annual total returns of the fund's Wealth shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%) Wealth Shares
During the periods shown in the chart: Best Quarter Q4, 2023: 0.77% Worst Quarter Q1, 2022: 0.00%

Average Annual Total Returns as of 12/31/23
	1 Year	5 Years	10 Years
Wealth Shares	2.77%	0.90%	0.54%

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For the fund's current yield, call toll-free 1-800-373-9387(inside the U.S. only).
Portfolio Management

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser). BNYM Investment Adviser has engaged its affiliate, Dreyfus, a division of Mellon Investments Corporation, to serve as the fund's sub-adviser.

Purchase and Sale of Fund Shares

Investments in the fund are limited to accounts beneficially owned by natural persons. The fund's Wealth shares are available to investors who purchase fund shares directly from the fund for accounts maintained with the fund or through a third party, such as a bank, broker-dealer or financial adviser.

In general, the minimum initial investment for the fund's Wealth shares is $2,500 and the minimum subsequent investment is $1.00. You may sell (redeem) your shares on any business day by calling 1-800-373-9387 (inside the U.S. only) or by visiting www.dreyfus.com. If you invested directly through the fund, you may mail your request to sell shares to BNY Mellon Shareholder Services, P.O. Box 534434, Pittsburgh, Pennsylvania 15253-4434. If you invested in the fund through a third party, such as a bank, broker-dealer or financial adviser, you may mail your request to sell shares to BNY Mellon Institutional Department, P.O. Box 534442, Pittsburgh, Pennsylvania 15253-4442.

Tax Information

The fund anticipates that dividends paid by the fund generally will be exempt from federal, New York state and New York city personal income taxes. However, the fund may realize and distribute taxable income and capital gains from time to time as a result of the fund's normal investment activities, and income from some of the fund's holdings may be subject to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

This prospectus does not constitute an offer or solicitation in any state or jurisdiction in which, or to any person to whom, such offering or solicitation may not lawfully be made.

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